AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

Portfolio of Investments

January 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.8%
Long-Term Municipal Bonds – 98.8%
Alabama – 2.0%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Children’s Hospital of Alabama Obligated Group (The))
Series 2015
5.00%, 6/01/28	$3,905	$4,638,554
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group)
Series 2016A
5.00%, 2/01/25	2,110	2,444,372
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Obligated Group)
Series 2016A
5.00%, 12/01/31	11,235	11,974,713
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A
4.50%, 5/01/32(a)	1,810	2,049,499

		21,107,138

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa)
6.50%, 9/01/28(a)	295	333,760
7.125%, 9/01/38(a)	820	937,711
Series 2015A
6.625%, 9/01/35	1,335	1,446,299

		2,717,770

Arizona – 2.3%
Arizona State University (Arizona State University COP)
Series 2013A
5.00%, 9/01/21-9/01/22	7,260	7,851,438
City of Phoenix Civic Improvement Corp.
Series 2011
5.00%, 7/01/26	3,330	3,517,779
County of Pima AZ Sewer System Revenue
AGM Series 2010
5.00%, 7/01/21 (Pre-refunded/ETM)	1,765	1,794,061
Salt River Project Agricultural Improvement & Power District
Series 2011A
5.00%, 12/01/24	3,140	3,376,159
State of Arizona Lottery Revenue
5.00%, 7/01/28	5,000	6,544,150
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
	Principal Amount (000)	U.S. $ Value

4.00%, 10/01/23(a)	$1,200	$1,210,392

		24,293,979

California – 1.1%
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC)
7.50%, 12/01/40(a)	250	268,465
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	1,770	1,825,419
State of California
Series 2011
5.00%, 10/01/20	5,000	5,137,200
Series 2014
5.00%, 8/01/22-5/01/25	4,250	4,895,137

		12,126,221

Colorado – 4.9%
Centerra Metropolitan District No. 1
Series 2017
5.00%, 12/01/29(a)	1,510	1,634,092
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	375	387,075
Series 2012A
5.00%, 11/15/24-11/15/25(b)	13,395	14,764,506
Series 2018A
5.00%, 12/01/28-12/01/29	16,555	21,221,023
Colorado Health Facilities Authority (CommonSpirit Health)
Series 2019A
5.00%, 8/01/32-8/01/33	2,860	3,592,976
Colorado Health Facilities Authority (Sanford Obligated Group)
Series 2019A
5.00%, 11/01/33	1,525	1,944,604
Denver City & County School District No. 1
Series 2014B
5.00%, 12/01/23	4,730	5,462,109
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2013A
5.00%, 12/01/22	1,640	1,825,058
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/20(a)	1,310	1,345,016
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.25%, 7/15/24	440	446,151
Vauxmont Metropolitan District
AGM
5.00%, 12/15/24	260	300,417

		52,923,027

	Principal Amount (000)	U.S. $ Value

Connecticut – 2.8%
City of New Haven CT
Series 2018A
5.50%, 8/01/35	$1,920	$2,366,246
State of Connecticut
Series 2013A
5.00%, 10/15/24	5,035	5,768,700
Series 2014A
5.00%, 3/01/28	2,230	2,568,893
Series 2014F
5.00%, 11/15/26	1,275	1,508,478
Series 2015B
5.00%, 6/15/25-6/15/28	7,170	8,635,359
Series 2016A
5.00%, 3/15/32	2,160	2,582,453
Series 2018B
5.00%, 4/15/28	1,440	1,849,536
State of Connecticut Clean Water Fund - State Revolving Fund
Series 2013A
5.00%, 3/01/24	4,360	4,906,046

		30,185,711

District of Columbia – 1.0%
District of Columbia (Freedom Forum, Inc. (The))
NATL Series 2002A
4.85%, 8/01/37(c)	250	254,062
Metropolitan Washington Airports Authority
Series 2018A
5.00%, 10/01/25-10/01/26	8,565	10,423,380

		10,677,442

Florida – 8.5%
Capital Trust Agency, Inc. (Franklin Academy - Cooper City Campus)
4.00%, 12/15/25(a)	300	318,501
Central Florida Expressway Authority
Series 2019B
5.00%, 7/01/32-7/01/34 (b)	13,255	17,090,930
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	7,315	7,999,977
City of Jacksonville FL (City of Jacksonville FL Sales Tax)
Series 2011
5.00%, 10/01/20	1,720	1,765,236
City of Jacksonville FL (City of Jacksonville FL Transit Sales Tax)
Series 2012A
5.00%, 10/01/23-10/01/26	10,190	11,238,018
City Of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 8/15/25	4,500	5,459,175
	Principal Amount (000)	U.S. $ Value

City of Tampa FL Water & Wastewater System Revenue
Series 2011
5.00%, 10/01/26	$1,565	$1,669,605
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/23-6/01/27	18,500	21,597,563
County of Miami-Dade FL (County of Miami-Dade FL Spl Tax)
Series 2012A
5.00%, 10/01/23	1,500	1,655,685
County of Osceola FL Transportation Revenue
Series 2020A
Zero Coupon, 10/01/30-10/01/34	595	425,961
Florida Department of Environmental Protection
Series 2011B
5.00%, 7/01/20	3,775	3,837,740
Florida Development Finance Corp. (Virgin Trains USA Florida LLC)
6.375%, 1/01/49(a)	2,820	2,845,831
Florida Development Finance Corp. (Waste Pro USA, Inc.)
5.00%, 5/01/29(a)	455	505,551
Florida Municipal Power Agency
Series 2011B
5.00%, 10/01/23	2,890	3,083,659
Series 2015B
5.00%, 10/01/23	1,500	1,718,145
Greater Orlando Aviation Authority
Series 2017A
5.00%, 10/01/33	4,000	4,921,080
JEA Water & Sewer System Revenue
NATL Series 2006B
2.791% (CPI + 0.98%), 10/01/20(d)	2,695	2,719,039
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25(a)	1,900	1,917,100
Mid-Bay Bridge Authority
Series 2015A
5.00%, 10/01/28	1,000	1,178,960

		91,947,756

Georgia – 2.8%
Augusta Development Authority (AU Health System Obligated Group)
Series 2018
5.00%, 7/01/34-7/01/35	9,555	11,454,211
Cherokee County Board of Education
Series 2014B
5.00%, 8/01/20	1,000	1,020,320
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2018A
4.00%, 4/01/48	9,370	10,264,460
Series 2018C
	Principal Amount (000)	U.S. $ Value

4.00%, 8/01/48	$6,850	$7,541,165

		30,280,156

Guam – 0.4%
Territory of Guam
5.00%, 11/15/31	165	198,114
Territory of Guam (Territory of Guam Business Privilege Tax)
Series 2015D
5.00%, 11/15/23-11/15/31	3,970	4,585,959

		4,784,073

Illinois – 7.4%
Chicago Board of Education
Series 2010
6.319%, 11/01/29	2,050	2,360,124
Series 2018A
5.00%, 12/01/27	1,200	1,445,748
Series 2019A
5.00%, 12/01/29-12/01/30	525	649,481
Series 2019B
5.00%, 12/01/30-12/01/33	500	614,561
Chicago Housing Authority
Series 2018A
5.00%, 1/01/34-1/01/38	8,760	10,585,251
Chicago O'Hare International Airport
Series 2015B
5.00%, 1/01/29	5,000	5,908,950
Series 2016C
5.00%, 1/01/33	5,000	5,995,350
Series 2017B
5.00%, 1/01/35	1,475	1,796,403
Chicago O'Hare International Airport (Chicago O'Hare International Airport Customer Facility Charge)
Series 2013
5.25%, 1/01/23	2,500	2,789,050
5.50%, 1/01/25	2,250	2,537,213
Illinois Finance Authority (Ascension Health Credit Group)
Series 2016C
5.00%, 2/15/20-2/15/24	6,355	6,618,158
Illinois Finance Authority (Illinois Institute of Technology)
5.00%, 9/01/22-9/01/34	800	949,102
Sangamon County Water Reclamation District
Series 2011A
5.00%, 1/01/21 (Pre-refunded/ETM)	2,170	2,248,684
State of Illinois
Series 2013
5.00%, 7/01/23	1,670	1,844,999
Series 2013A
5.00%, 4/01/20	4,080	4,104,154
Series 2014
5.00%, 5/01/30	4,180	4,650,626
Series 2017B
5.00%, 12/01/24	5,050	5,776,644
Series 2017D
	Principal Amount (000)	U.S. $ Value

5.00%, 11/01/21-11/01/24	$12,420	$13,777,103
Series 2018A
5.00%, 10/01/23	2,785	3,097,449
Series 2018B
5.00%, 10/01/23	1,730	1,924,089

		79,673,139

Indiana – 0.4%
Indiana Finance Authority (RES Polyflow Indiana LLC)
7.00%, 3/01/39(a)	2,380	2,416,486
Indiana Municipal Power Agency
Series 2011A
5.00%, 1/01/23 (Pre-refunded/ETM)	2,105	2,227,637

		4,644,123

Iowa – 0.2%
Iowa Finance Authority (Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/50	2,250	2,482,268

Kentucky – 3.7%
City of Ashland KY (Ashland Hospital Corp. Obligated Group)
5.00%, 2/01/26-2/01/31	650	792,620
Kentucky Municipal Power Agency
NATL Series 2015A
5.00%, 9/01/22-9/01/23	4,875	5,397,979
Kentucky Public Energy Authority (Morgan Stanley)
Series 2018C
2.761% (CPI + 1.05%), 12/01/49(d)	20,000	21,039,200
Series 2019C
4.00%, 2/01/50	9,015	10,518,251
Kentucky Turnpike Authority
Series 2012A
5.00%, 7/01/25 (Pre-refunded/ETM)	2,275	2,497,290

		40,245,340

Louisiana – 4.1%
Jefferson Sales Tax District
AGM Series 2017B
5.00%, 12/01/34	1,800	2,253,384
State of Louisiana
Series 2017B
5.00%, 10/01/31-10/01/32	25,210	31,762,189
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2012A
5.00%, 5/01/27 (Pre-refunded/ETM)	2,860	3,120,289
5.00%, 5/01/27	6,225	6,772,738

		43,908,600

Maryland – 0.6%
State of Maryland
Series 2017B
	Principal Amount (000)	U.S. $ Value

5.00%, 8/01/24(b)	$5,790	$6,847,601

Massachusetts – 2.4%
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
AGM Series 2005A
2.86% (CPI + 1.67%), 6/01/20(d)	3,450	3,476,462
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax)
Series 2004B
5.25%, 7/01/21	3,330	3,533,696
Series 2004C
1.858% (CPI + 0.79%), 7/01/20(d)	2,650	2,658,639
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF)
Series 2006
3.88% (CPI + 0.99%), 8/01/22(d)	3,240	3,371,965
3.90% (CPI + 0.99%), 8/01/23(d)	2,275	2,400,375
Massachusetts Development Finance Agency (Broad Institute, Inc. (The))
Series 2017
5.00%, 4/01/28	1,655	2,128,562
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012A
5.00%, 8/15/23	2,475	2,734,850
Metropolitan Boston Transit Parking Corp.
Series 2011
5.00%, 7/01/22-7/01/25	5,025	5,310,231

		25,614,780

Michigan – 3.6%
City of Detroit MI
5.00%, 4/01/35-4/01/36	1,055	1,211,616
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/21	3,750	3,957,600
Michigan Finance Authority (City of Detroit MI)
Series 2016C
5.00%, 4/01/26-4/01/27	2,735	3,309,085
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
AGM Series 2014D2
5.00%, 7/01/24	10,545	12,380,990
Michigan Finance Authority (Henry Ford Health System Obligated Group)
Series 2016
5.00%, 11/15/31	1,785	2,192,301
	Principal Amount (000)	U.S. $ Value

Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project)
Series 2018
5.00%, 12/31/28-6/30/29	$9,090	$11,542,540
University of Michigan
Series 2017A
5.00%, 4/01/24	4,000	4,677,320

		39,271,452

Minnesota – 0.0%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group)
NATL
2.28%, 8/01/28(c)	75	75,000

Mississippi – 0.2%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group)
Series 2016A
5.00%, 9/01/36	1,500	1,744,620

Missouri – 0.2%
Howard Bend Levee District
XLCA
5.75%, 3/01/25-3/01/27	255	304,548
Lee's Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2016A
5.00%, 8/15/36	1,675	1,823,522

		2,128,070

Montana – 0.4%
Montana Facility Finance Authority (Benefis Health System Obligated Group)
Series 2016
5.00%, 2/15/31-2/15/33	3,275	3,925,078

Nebraska – 1.6%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2018
5.00%, 3/01/50	15,000	16,959,750

Nevada – 0.6%
City of Sparks NV (City of Sparks NV Sales Tax)
Series 2019A
2.50%, 6/15/24(a)	515	523,997
Las Vegas Valley Water District
Series 2015A
5.00%, 6/01/20	1,500	1,520,190
Series 2015B
5.00%, 12/01/20	4,250	4,395,010

		6,439,197

	Principal Amount (000)	U.S. $ Value

New Hampshire – 0.2%
New Hampshire Business Finance Authority (Emerald Renewable Diesel LLC)
2.00%, 6/01/49(a)	$2,000	$2,007,400

New Jersey – 7.1%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014P
5.00%, 6/15/29	1,150	1,302,789
Series 2017B
5.00%, 11/01/20	1,000	1,029,170
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/26-10/01/27	3,810	4,620,019
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	4,390	5,211,106
Series 2018A
5.00%, 6/15/28-6/15/29	21,670	25,743,256
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2012A
5.00%, 6/15/21	10,000	10,509,600
Series 2014C
5.25%, 6/15/32	2,960	3,435,465
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/23 (Pre-refunded/ETM)	1,600	1,790,832
5.00%, 1/01/23	200	223,528
Series 2014A
5.00%, 1/01/28	4,785	5,595,531
Series 2014C
5.00%, 1/01/23	1,590	1,777,048
Series 2017A
5.00%, 1/01/33	7,300	9,035,648
Tobacco Settlement Financing Corp.
Series 2018A
5.00%, 6/01/30	4,750	5,864,730

		76,138,722

New Mexico – 0.2%
City of Farmington NM (Southern California Edison Co.)
1.875%, 4/01/29	2,455	2,456,866

New York – 11.7%
City of New York NY
Series 2011A
5.00%, 8/01/23	4,250	4,512,948
Series 2014J
5.00%, 8/01/21	6,100	6,476,309
Metropolitan Transportation Authority
Series 2012C
5.00%, 11/15/24 (Pre-refunded/ETM)	4,065	4,544,263
	Principal Amount (000)	U.S. $ Value

5.00%, 11/15/25 (Pre-refunded/ETM)	$5,000	$5,589,500
Series 2012F
5.00%, 11/15/26	3,635	4,032,596
Series 2013A
5.00%, 11/15/26 (Pre-refunded/ETM)	2,300	2,618,573
Series 2013E
5.00%, 11/15/25 (Pre-refunded/ETM)	8,510	9,865,898
New York City Municipal Water Finance Authority
Series 2011HH
5.00%, 6/15/26	3,875	4,090,993
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/26(b)	6,830	7,600,014
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2011C
5.00%, 3/15/25	3,000	3,139,080
Series 2012A
5.00%, 12/15/22(b)	14,610	16,307,390
Series 2014A
5.00%, 2/15/28	6,565	7,620,521
Series 2020D
4.00%, 2/15/36	10,335	12,358,283
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2011
5.00%, 6/15/25	3,000	3,172,290
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/21	17,025	17,831,474
New York Transportation Development Corp. (Delta Air Lines, Inc.)
Series 2018
5.00%, 1/01/27-1/01/29	9,255	11,429,170
Triborough Bridge & Tunnel Authority
Series 2013B
5.00%, 11/15/20	4,100	4,233,332

		125,422,634

North Carolina – 1.4%
North Carolina Eastern Municipal Power Agency
Series 2012B
5.00%, 1/01/21 (Pre-refunded/ETM)	6,700	6,949,106
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/26	6,710	8,027,441

		14,976,547

North Dakota – 0.1%
County of Grand Forks ND (Red River Biorefinery LLC)
Series 2018
5.375%, 9/15/38(a)	1,000	992,400

	Principal Amount (000)	U.S. $ Value

Ohio – 3.0%
American Municipal Power, Inc.
Series 2016A
5.00%, 2/15/36	$5,000	$5,922,300
City of Chillicothe/OH (Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/37	3,385	4,105,497
City of Cleveland OH Airport System Revenue
AGM Series 2016B
5.00%, 1/01/23-1/01/24	2,585	2,926,247
City of Cleveland OH Income Tax Revenue
Series 2017B-1
5.00%, 10/01/27-10/01/30	7,585	9,644,224
Series 2017B-2
5.00%, 10/01/29	1,485	1,890,390
County of Cuyahoga OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/37	5,600	6,560,736
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33	235	252,038
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	420	450,450
Series 2016B
4.375%, 6/01/33	825	884,813

		32,636,695

Oklahoma – 0.0%
Oklahoma Development Finance Authority (Gilcrease Expressway West)
1.625%, 7/06/23	500	500,940

Oregon – 0.8%
Deschutes County Hospital Facilities Authority (St. Charles Health System, Inc.)
Series 2016A
4.00%, 1/01/33	1,000	1,101,550
Tri-County Metropolitan Transportation District of Oregon
Series 2011A
5.00%, 10/01/25 (Pre-refunded/ETM)	4,605	4,916,620
Series 2018A
5.00%, 10/01/29	1,910	2,422,988

		8,441,158

Pennsylvania – 5.1%
City of Philadelphia PA
Series 2017
5.00%, 8/01/28	12,990	16,344,278
City of Philadelphia PA Water & Wastewater Revenue
Series 2017A
	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/32-10/01/33	$2,135	$2,651,665
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group)
Series 2018
5.00%, 9/01/34	1,500	1,885,380
Moon Industrial Development Authority (Baptist Homes Society)
Series 2015
5.125%, 7/01/25	2,060	2,232,031
Pennsylvania Turnpike Commission
Series 2017B
5.00%, 6/01/34-6/01/36	7,580	9,216,207
Series 2017S
5.00%, 12/01/28-12/01/29	3,005	3,798,695
Series 2019
5.00%, 12/01/23	4,250	4,888,732
School District of Philadelphia (The)
Series 2011E
5.25%, 9/01/22	1,800	1,843,956
Series 2016F
5.00%, 9/01/34	5,000	5,984,850
State Public School Building Authority
Series 2012
5.00%, 4/01/23 (Pre-refunded/ETM)	2,400	2,610,384
5.00%, 4/01/26 (Pre-refunded/ETM)	2,750	2,991,065

		54,447,243

Puerto Rico – 0.6%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	970	1,105,945
NATL Series 2007V
5.25%, 7/01/29-7/01/35	320	350,637
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	790	908,018
AGC Series 2007N
5.25%, 7/01/34-7/01/36	2,105	2,421,520
AGM Series 2007C
5.25%, 7/01/36	100	115,062
NATL Series 2007N
5.25%, 7/01/32	205	223,958
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 7/01/25	100	112,476
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/24	1,144	1,039,187

		6,276,803

South Carolina – 1.2%
Renewable Water Resources
5.00%, 1/01/24	2,570	2,771,778
South Carolina Public Service Authority
Series 2016A
	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/34-12/01/36	$2,535	$3,020,922
Series 2016B
5.00%, 12/01/37	5,040	6,048,907
Series 2016C
5.00%, 12/01/35	930	1,122,008

		12,963,615

Tennessee – 0.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35(a)	1,410	1,468,600
Metropolitan Government of Nashville & Davidson County TN
Series 2012
5.00%, 7/01/23 (Pre-refunded/ETM)	455	499,458
5.00%, 7/01/23	1,930	2,118,580

		4,086,638

Texas – 6.3%
Birdville Independent School District
Series 2015B
5.00%, 2/15/22	3,825	4,143,087
Central Texas Regional Mobility Authority
Series 2015B
5.00%, 1/01/45	2,085	2,116,629
City of Corpus Christi TX Utility System Revenue
Series 2012
5.00%, 7/15/21	5,675	6,005,398
City of Garland TX
Series 2010
5.00%, 2/15/26	500	500,625
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	2,150	2,417,761
City of Houston TX Combined Utility System Revenue
Series 2011D
5.00%, 11/15/27 (Pre-refunded/ETM)	2,735	2,933,616
Series 2014C
5.00%, 5/15/24	1,100	1,287,594
Conroe Independent School District
Series 2011
5.00%, 2/15/24 (Pre-refunded/ETM)	255	255,311
5.00%, 2/15/24-2/15/26	4,955	4,961,293
5.00%, 2/15/26 (Pre-refunded/ETM)	1,030	1,031,257
Harris County-Houston Sports Authority
Series 2014A
5.00%, 11/15/21	4,220	4,510,884
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor)
Series 2016
5.00%, 11/01/31	1,000	1,138,920
North Texas Tollway Authority
Series 2011D
5.25%, 9/01/26 (Pre-refunded/ETM)	3,625	3,869,252
	Principal Amount (000)	U.S. $ Value

North Texas Tollway Authority (North Texas Tollway System)
Series 2017A
5.00%, 1/01/38	$3,000	$3,313,290
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC)
3.625%, 1/01/35(a) (e)	240	246,547
San Antonio Independent School District/TX
Series 2011
5.00%, 8/15/26	1,710	1,782,111
Spring Branch Independent School District
Series 2014B
5.00%, 2/01/21	3,485	3,627,885
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2015I
5.25%, 11/15/35(f) (g) (h)	900	630,000
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group)
Series 2018A
5.00%, 7/01/30-7/01/31	13,405	16,960,371
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015A
4.00%, 11/15/20	50	50,389
5.00%, 11/15/25	1,105	1,193,544
Texas Transportation Commission State Highway Fund
Series 2016A
5.00%, 10/01/25	2,865	3,504,898
University of Texas System (The)
Series 2010A
5.00%, 8/15/22 (Pre-refunded/ETM)	1,070	1,071,359

		67,552,021

Virginia – 1.3%
Fairfax County Economic Development Authority
Series 2011
5.00%, 4/01/25 (Pre-refunded/ETM)	2,000	2,013,140
5.00%, 4/01/26 (Pre-refunded/ETM)	4,000	4,026,280
Fairfax County Economic Development Authority (County of Fairfax VA Lease)
5.00%, 8/01/22-8/01/34(e)	3,040	3,856,967
Federal Home Loan Mortgage Corp.
2.65%, 6/15/36 (cost $3,968,029)	3,870	4,115,165

		14,011,552

Washington – 4.4%
Central Puget Sound Regional Transit Authority
Series 2012P
5.00%, 2/01/23-2/01/25	7,815	8,453,015
Chelan County Public Utility District No. 1
	Principal Amount (000)	U.S. $ Value

Series 2011B
5.50%, 7/01/25	$3,305	$3,506,737
City of Seattle WA Water System Revenue
Series 2017
5.00%, 8/01/23	4,020	4,593,493
Port of Seattle WA
5.00%, 4/01/33-4/01/34	3,000	3,784,920
Series 2013
5.00%, 7/01/24	4,820	5,441,057
State of Washington
Series 2015R
5.00%, 7/01/26	13,325	15,936,034
Series 2017D
5.00%, 2/01/21	4,985	5,190,881

		46,906,137

West Virginia – 1.8%
State of West Virginia
Series 2018B
5.00%, 12/01/30	14,815	18,959,052

Wisconsin – 1.8%
UMA Education, Inc.
5.00%, 10/01/22-10/01/29(a)	2,535	2,906,233
Wisconsin Department of Transportation
Series 20131
5.00%, 7/01/23-7/01/24	9,520	10,832,005
5.00%, 7/01/24 (Pre-refunded/ETM)	2,480	2,825,018
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.25%, 1/01/38(a)	2,550	2,701,801

		19,265,057

Total Long-Term Municipal Bonds (cost $998,050,076)		1,063,043,771

Short-Term Municipal Notes – 0.0%
Illinois – 0.0%
Illinois Finance Authority (Illinois Institute of Technology)
5.00%, 9/01/20 (cost $157,848)	155	158,057

Total Municipal Obligations (cost $998,207,924)		1,063,201,828

GOVERNMENTS - TREASURIES – 1.9%
United States – 1.9%
U.S. Treasury Notes
2.50%, 5/31/20(b)	15,000	15,042,187
2.625%, 2/15/29(b)	5,000	5,474,219

Total Governments - Treasuries (cost $19,994,591)		20,516,406

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.50%(i) (j) (k) (cost $30,546,182)	30,546,182	$30,546,182

Total Investments – 103.6% (cost $1,048,748,697)(l)		1,114,264,416
Other assets less liabilities – (3.6)%		(38,400,798)

Net Assets – 100.0%		$1,075,863,618

CENTRALLY CLEARED INFLATION (CPI) SWAPS
		Rate Type
Notional Amount (000)	Termination Date		Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

USD	17,840	1/15/25	1.671%	CPI#	Maturity	$39,433	$—	$39,433
USD	4,970	8/09/24	1.690%	CPI#	Maturity	(2,893)	—	(2,893)
USD	12,000	8/29/29	1.748%	CPI#	Maturity	121,469	—	121,469
USD	38,420	6/17/24	1.760%	CPI#	Maturity	(138,633)	—	(138,633)
USD	15,000	12/23/29	1.979%	CPI#	Maturity	(201,280)	—	(201,280)
________ ________ ________
						$(181,904)	$—	$(181,904)
________ ________ ________
# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS
Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

USD	45,150	6/17/21	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$253,287	$—	$253,287
USD	16,360	8/09/22	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	96,549	—	96,549
USD	32,000	9/10/24	3 Month LIBOR	1.341%	Quarterly/ Semi-Annual	95,611	—	95,611
USD	11,180	1/15/25	3 Month LIBOR	1.566%	Quarterly/ Semi-Annual	119,808	—	119,808
c	USD	8,235	10/09/29	3 Month LIBOR	1.470%	Quarterly/ Semi-Annual	36,040	—	36,040
USD	8,235	10/09/29	3 Month LIBOR	1.473%	Quarterly/ Semi-Annual	38,373	—	38,373

$639,668	$—	$639,668

CREDIT DEFAULT SWAPS
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.69%	USD	69	$(4,260)	$(6,870)	$2,610
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	598	(36,917)	(76,812)	39,895
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	708	(43,707)	(69,398)	25,691
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	38	(2,346)	(3,818)	1,472
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	471	(29,037)	(47,384)	18,347
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	1,216	(75,067)	(150,471)	75,404
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	40	(2,469)	(4,983)	2,514
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	614	(37,904)	(58,416)	20,512
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	231	(14,260)	(29,547)	15,287

						$(245,967)	$(447,699)	$201,732

* Termination date

INFLATION (CPI) SWAPS
			Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Bank of America, NA	USD	25,000	9/02/20	1.548%	CPI#	Maturity	$ 309,637	$ -	$ 309,637
			Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Bank of America, NA	USD	25,000	2/02/32	2.403%	CPI#	Maturity	$(2,029,477)	$ -	$(2,029,477)
Barclays Bank PLC	USD	4,000	6/15/20	2.480%	CPI#	Maturity	(340,011)	-	(340,011)
Barclays Bank PLC	USD	35,000	7/02/20	2.256%	CPI#	Maturity	(1,764,387)	-	(1,764,387)
Barclays Bank PLC	USD	1,500	8/04/20	2.308%	CPI#	Maturity	(92,922)	-	(92,922)
Barclays Bank PLC	USD	25,256	9/20/20	2.263%	CPI#	Maturity	(284,208)	-	(284,208)
Barclays Bank PLC	USD	12,934	10/15/20	2.210%	CPI#	Maturity	(132,519)	-	(132,519)
Barclays Bank PLC	USD	24,320	10/15/20	2.208%	CPI#	Maturity	(247,947)	-	(247,947)
Barclays Bank PLC	USD	2,000	11/10/20	2.500%	CPI#	Maturity	(168,748)	-	(168,748)
Barclays Bank PLC	USD	1,000	5/04/21	2.845%	CPI#	Maturity	(140,371)	-	(140,371)
Barclays Bank PLC	USD	3,000	5/12/21	2.815%	CPI#	Maturity	(414,772)	-	(414,772)
Barclays Bank PLC	USD	14,000	4/03/22	2.663%	CPI#	Maturity	(1,800,688)	-	(1,800,688)
Barclays Bank PLC	USD	16,700	10/05/22	2.765%	CPI#	Maturity	(2,281,430)	-	(2,281,430)
Barclays Bank PLC	USD	25,000	8/07/24	2.573%	CPI#	Maturity	(2,845,714)	-	(2,845,714)
Barclays Bank PLC	USD	19,000	5/05/25	2.125%	CPI#	Maturity	(679,330)	-	(679,330)
Barclays Bank PLC	USD	5,400	3/06/27	2.695%	CPI#	Maturity	(1,023,232)	-	(1,023,232)
Barclays Bank PLC	USD	20,000	6/06/32	2.145%	CPI#	Maturity	(719,669)	-	(719,669)
Barclays Bank PLC	USD	14,000	9/01/32	2.128%	CPI#	Maturity	(423,274)	-	(423,274)
Barclays Bank PLC	USD	22,000	8/29/33	2.368%	CPI#	Maturity	(1,761,402)	-	(1,761,402)
Citibank, NA	USD	17,690	10/17/20	2.220%	CPI#	Maturity	(184,390)	-	(184,390)
Citibank, NA	USD	15,600	12/14/20	1.548%	CPI#	Maturity	267,234	-	267,234
Citibank, NA	USD	35,000	7/03/21	2.283%	CPI#	Maturity	(640,365)	-	(640,365)
Citibank, NA	USD	9,000	6/29/22	2.398%	CPI#	Maturity	(907,163)	-	(907,163)
Citibank, NA	USD	5,400	7/19/22	2.400%	CPI#	Maturity	(534,284)	-	(534,284)
Citibank, NA	USD	4,000	8/10/22	2.550%	CPI#	Maturity	(458,244)	-	(458,244)
Citibank, NA	USD	15,500	12/07/22	2.748%	CPI#	Maturity	(2,198,381)	-	(2,198,381)
Citibank, NA	USD	47,000	5/24/23	2.533%	CPI#	Maturity	(5,330,417)	-	(5,330,417)
Citibank, NA	USD	30,000	10/29/23	2.524%	CPI#	Maturity	(3,208,927)	-	(3,208,927)
Citibank, NA	USD	30,000	9/19/24	2.070%	CPI#	Maturity	(446,982)	-	(446,982)
Citibank, NA	USD	25,000	7/03/25	2.351%	CPI#	Maturity	(1,112,499)	-	(1,112,499)
Citibank, NA	USD	15,800	2/08/28	2.940%	CPI#	Maturity	(3,706,481)	-	(3,706,481)
Citibank, NA	USD	12,000	11/05/33	2.273%	CPI#	Maturity	(743,901)	-	(743,901)
Deutsche Bank AG	USD	11,000	6/20/21	2.655%	CPI#	Maturity	(1,370,041)	-	(1,370,041)
Deutsche Bank AG	USD	9,800	9/07/21	2.400%	CPI#	Maturity	(932,505)	-	(932,505)
Deutsche Bank AG	USD	25,000	9/02/25	1.880%	CPI#	Maturity	(338,058)	-	(338,058)
JPMorgan Chase Bank, NA	USD	1,000	7/29/20	2.305%	CPI#	Maturity	(61,956)	-	(61,956)
JPMorgan Chase Bank, NA	USD	22,064	8/30/20	2.210%	CPI#	Maturity	(224,860)	-	(224,860)
JPMorgan Chase Bank, NA	USD	19,000	8/17/22	2.523%	CPI#	Maturity	(2,098,366)	-	(2,098,366)
JPMorgan Chase Bank, NA	USD	26,550	7/15/24	2.165%	CPI#	Maturity	(435,453)	-	(435,453)
JPMorgan Chase Bank, NA	USD	1,400	6/30/26	2.890%	CPI#	Maturity	(325,543)	-	(325,543)
JPMorgan Chase Bank, NA	USD	3,300	7/21/26	2.935%	CPI#	Maturity	(804,584)	-	(804,584)
JPMorgan Chase Bank, NA	USD	2,400	10/03/26	2.485%	CPI#	Maturity	(361,233)	-	(361,233)
JPMorgan Chase Bank, NA	USD	5,400	11/14/26	2.488%	CPI#	Maturity	(822,989)	-	(822,989)
JPMorgan Chase Bank, NA	USD	4,850	12/23/26	2.484%	CPI#	Maturity	(726,016)	-	(726,016)
JPMorgan Chase Bank, NA	USD	13,000	3/01/27	2.279%	CPI#	Maturity	(626,800)	-	(626,800)
JPMorgan Chase Bank, NA	USD	21,350	2/20/28	2.899%	CPI#	Maturity	(4,815,387)	-	(4,815,387)
JPMorgan Chase Bank, NA	USD	12,000	3/26/28	2.880%	CPI#	Maturity	(2,644,391)	-	(2,644,391)
JPMorgan Chase Bank, NA	USD	10,000	7/03/28	2.356%	CPI#	Maturity	(587,115)	-	(587,115)
JPMorgan Chase Bank, NA	USD	25,000	11/05/28	2.234%	CPI#	Maturity	(1,128,771)	-	(1,128,771)
JPMorgan Chase Bank, NA	USD	18,000	4/17/30	2.378%	CPI#	Maturity	(1,244,344)	-	(1,244,344)
			Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

JPMorgan Chase Bank, NA	USD	24,000	11/17/32	2.183%	CPI#	Maturity	$(1,007,116)	$ -	$(1,007,116)
Morgan Stanley Capital Services LLC	USD	2,000	10/14/20	2.370%	CPI#	Maturity	(136,056)	-	(136,056)
Morgan Stanley Capital Services LLC	USD	13,000	5/23/21	2.680%	CPI#	Maturity	(1,604,959)	-	(1,604,959)
Morgan Stanley Capital Services LLC	USD	10,000	4/16/23	2.690%	CPI#	Maturity	(1,312,550)	-	(1,312,550)
Morgan Stanley Capital Services LLC	USD	5,000	8/15/26	2.885%	CPI#	Maturity	(1,163,534)	-	(1,163,534)
________ ________ ________
						$(60,817,891)		$ -	$(60,817,891)
________ ________ ________
# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
INTEREST RATE SWAPS
			Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Citibank, NA	USD	11,075	10/09/29	1.120%	SIFMA*	Quarterly	$ (51,626)	$ -	$ (51,626)
Citibank, NA	USD	11,075	10/09/29	1.125%	SIFMA*	Quarterly	(57,234)	-	(57,234)
________ ________ ________
							$ (108,860)	$ -	$ (108,860)
________ ________ ________
* Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2020, the aggregate market value of these securities amounted to $26,629,382 or 2.5% of net assets.

(b) Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of January 31, 2020 and the aggregate market value of these securities amounted to $329,062 or 0.03% of net assets.

(d) Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2020.
(e) When-Issued or delayed delivery security.
(f) Non-income producing security.
(g) Defaulted.
(h) Illiquid security.
(i) Affiliated investments.
(j) The rate shown represents the 7-day yield as of period end.
(k) To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.
(l)

As of January 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $67,365,389 and gross unrealized depreciation of investments was $(62,116,925), resulting in net unrealized appreciation of $5,248,464.

As of January 31, 2020, the Fund's percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.5% and 0.2%, respectively.

Glossary:
AGC – Assured Guaranty Corporation
AGM – Assured Guaranty Municipal
CDX-CMBX.NA – North American Commercial Mortgage-Backed Index
COP – Certificate of Participation
CPI – Consumer Price Index
ETM – Escrowed to Maturity
LIBOR – London Interbank Offered Rates
NATL – National Interstate Corporation
SRF – State Revolving Fund
XLCA – XL Capital Assurance Inc.

AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

January 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Municipal Bonds	$—	$1,063,043,771	$—	$1,063,043,771
Short-Term Municipal Notes	—	158,057	—	158,057
Governments - Treasuries	—	20,516,406	—	20,516,406
Short-Term Investments	30,546,182	—	—	30,546,182

Total Investments in Securities	30,546,182	1,083,718,234	—	1,114,264,416
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	160,902	—	160,902
Centrally Cleared Interest Rate Swaps	—	639,668	—	639,668
Inflation (CPI) Swaps	—	576,871	—	576,871
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(342,806)	—	(342,806)
Credit Default Swaps	—	(245,967)	—	(245,967)
Inflation (CPI) Swaps	—	(61,394,762)	—	(61,394,762)
Interest Rate Swaps	—	(108,860)	—	(108,860)

Total	$30,546,182	$1,023,003,280	$—	$1,053,549,462

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund's transactions in AB mutual funds for the three months ended January 31, 2020 is as follows:

Fund	Market Value 10/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,714	$81,324	$54,492	$30,546	$112